Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪) $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022 ILS (₪) shares
Shareholders’ equity [Abstract]
Ordinary shares authorized | shares		3,454,112,863		3,454,112,863
Ordinary shares par value | ₪		₪ 0.00001		₪ 0.00001
Weighted average fair values at grant date of options granted | $ / shares		₪ 2.65	$ 3.25
Weighted average fair value at grant date of RSUs granted | $ / shares		₪ 5.02
Unrecognized compensation costs | $	$ 48,936
Weighted average period	3 years 1 month 6 days
Aggregate number of shares issued | shares		1,871,687